SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The accompanying combined and consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

Basis of consolidation

The accompanying combined and consolidated financial statements include the financial statements of the Company, its wholly‑owned subsidiaries, and its consolidated VIEs. All inter‑company transactions and balances have been eliminated.

Consolidated Trusts

Consolidated Trusts

Loans funded by the institutional funding partners in the Group’s loan facilitation business are typically disbursed to the borrowers directly from such partners. However, due to the need of certain institutional funding partners, loans from such funding partners are funded and disbursed indirectly through trusts and asset management plans (collectively the "Trusts"). Since November 2017, several Trusts were formed by third-party trust companies and asset management companies, who administer the Trusts.

The Trusts fund loans facilitated by the Group using the funds received from its beneficiaries to the borrowers facilitated by the Group. The Trusts provide the returns to its beneficiaries through interest payments made by the borrowers.

In November 2017, the Trusts were set up with total assets of RMB 1,012,499 which invested solely in the loans facilitated on the Group’s platform to provide returns to the investors of the Trusts. The borrowers are charged with the interests and the service fees from the Trusts and the Group, respectively. The Group is either entitled to the residual profit in the Trusts or the Group has provided guarantee to the Trusts by agreeing to repurchase any loans that are delinquent for 60 to 90 days from which the Group absorbs the credit risk of the Trusts resulting from borrowers’ delinquencies. The Group determined that the residual profit or the guarantee represents a variable interest in the Trusts through which the Group has the right to receive benefits or the obligation to absorb losses from the Trusts that could potentially be significant to the Trusts. Since the Trusts only invest in the loans facilitated by the Group and the Group continues to service the loans through a service agreement post origination and has the ability to direct default mitigation activities, the Group has the power to direct the activities of the Trusts that most significantly impact the economic performance of the Trusts. As a result, the Group is considered the primary beneficiary of the Trusts and consolidated the Trusts’ assets, liabilities, results of operations and cash flows.

As of December 31, 2018, the loans held by the Trusts are all personal loans made to the individual borrowers with an original term up to 12 months. The interest rates of these loans ranged between 9% to 36%. The loans receivable balance associated with the Trusts represents the outstanding loans made to the borrowers from the Trusts. As of December 31, 2017 and 2018, the balance of delinquent loans repurchased by the Group from the consolidated trusts are nil and RMB 20,579, respectively. In 2018, the Group also repurchased the balance of  RMB 114,238 performing loans upon liquidation of certain consolidated trusts per the contracts agreed with the counterparty.

For the period from the inception date of July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, the provision for loan losses of RMB nil, RMB 5,647 and RMB 33,141 were charged to the combined and consolidated statements of comprehensive income, respectively. There were RMB nil, RMB nil and RMB 19,777 of loans written off for the period from the inception date of July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, respectively.

Interest on loans receivable is accrued and credited to income as earned. The Group determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when the loans are 90 days past due.

The following financial statement amounts and balances of the consolidated trusts were included in the accompanying combined and condensed combined and consolidated financial statements after elimination of intercompany transactions and balances:

	December 31, 2017	December 31, 2018
	RMB	RMB
ASSETS
Restricted cash	96,134	6,142
Loans receivable, net	910,674	493,883
Prepaid expenses and other assets	—	4,000
Total Assets	1,006,808	504,025

	December 31, 2017	December 31, 2018
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts	536,906	300,341
Amounts due to related parties	483,145	4,034
Accrued expenses and other current liabilities	62	385
Other tax payable	306	268
Total liabilities	1,020,419	305,028

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenue	—	10,791	70,621
Net loss	—	(2,560)	(32,708)

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash used in operating activities	—	(90)	(8,749)
Net cash (used in) provided by investing activities	—	(916,275)	527,223
Net cash provided by (used in) financing activities	—	1,012,499	(708,466)

The consolidated trusts contributed 0%,  1% and 2% of the Group's consolidated revenue for the period from July 25 to December 31, 2016, and the years ended 2017 and 2018, respectively. As of December 31, 2017 and December 31, 2018, the consolidated trusts accounted for an aggregate of 32% and 7%, respectively, of the consolidated total assets, and 43% and 10% respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the consolidated trusts.

The Group believes that the assets of the consolidated trusts could only be used to settle the obligations of the consolidated trusts.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, financial assets receivable and guarantee liabilities, allowance for loans receivable, allowance for uncollectible accounts receivable and contract assets, and valuation allowance for deferred tax assets.

Revenue recognition

Revenue recognition

Loan Facilitation Services and Post Origination Services

Before adoption of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)

Through its app and channel partners, the Group provides services through its facilitation of loan transactions between the borrowers and the institutional funding partners. The loans facilitated are with terms of 1~12 months and with principal of up to RMB200. The Group’s services mainly consist of:

1)Performing credit assessment on the borrowers on its mobile platform based on its credit analysis and matching the institutional funding partners to potential qualified borrowers and facilitating the execution of loan agreements between the parties, referred to as "loan facilitation services" and;

2)Providing repayment processing services for the institutional funding partners over the loan term, referred to as “Post Origination Services”

Based on the agreements entered into between the Group’s institutional funding partners and borrowers, the Group determined that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record loans receivable and payable arising from the loan between the funding partner and the borrowers.

The service fees are collected from the borrowers on a monthly basis through the loan period. Borrowers have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees.

In most cases, for the loans facilitated, the Group also provides a guarantee service to its institutional funding partners whereas in the event of default, the institutional funding partners are entitled to receive unpaid interest and principal from the Group. Given that the Group effectively takes on all of the credit risk of the borrowers and are compensated by the service fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees (see accounting policy for Guarantee Liabilities).

Multiple element revenue recognition

The Group considers the loan facilitation services and post-origination services as a multiple deliverable revenue arrangement under ASC 605. Although the Group does not sell these services separately, the Group determined that all the deliverables have standalone value. Guarantee services are accounted for in accordance with ASC Topic 460, Guarantees. The service fees are allocated consistent with the guidance in ASC 605-25. When the monthly service fee is collected, the Group first allocates the fees collected to the guarantee liabilities in accordance with ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation (refer to accounting policies of "Guarantee liabilities" and "Financial assets receivable"). Then the remaining fees collected are allocated to the loan facilitation services and post-origination services using their relative estimated selling prices.

The Group does not have vendor specific objective evidence ("VSOE") of selling price for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services separately. Although other vendors may sell these services separately, third party evidence ("TPE") of selling price of the loan facilitation services and post-origination services does not exist as public information is not available regarding what the Group's competitors may charge for those services. As a result, the Group generally uses its best estimate of selling prices ("BESP") of loan facilitation services and post-origination services as the basis of revenue allocation. In estimating its selling price for the loan facilitation services and post-origination services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, market demand, effect of competitors on the Group's services, and other market factors.

Consistent with the criteria of ASC 605 "Revenue Recognition", the Group recognizes revenues when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Although loan facilitation service is provided at loan inception and post-origination service is provided during the term of the loan, the service fees are contingent upon actual repayment from the borrowers and thus, the revenue related to the service fees is also contingent and will not become determinable until the contingency (i.e., the borrower's repayments) is resolved. Accordingly revenue is recognized upon collection of service fees.

Revenues on loan facilitation services are recognized when the loan facilitation services have been completed (i.e., when the matching of institutional funding partners to borrowers is completed, as evidenced by the execution of loan agreement between them and the transfer of loan principal to the borrower) and the service fees allocated to the facilitation service have been received. The service fees collected from monthly installments allocated to post-origination services are recognized upon collection.

After adoption of ASU 2014-09, “Revenue from Contracts with Customers” (Topic 606)” with full retrospective method

The Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 on January 1, 2018 using the full retrospective method which requires the Group to present its financial statements for all periods as if Topic 606 had been applied to all prior periods.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•Step 1: Identify the contract (s) with a customer

•Step 2: Identify the performance obligations in the contract

•Step 3: Determine the transaction price

•Step 4: Allocate the transaction price to the performance obligations in the contract

•Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group determines that both the institutional funding partners and the borrowers are its customers because they both receive services provided by the Group pursuant to the contractual terms among the Group, the borrowers and the institutional funding partners. For each loan facilitated on the platform, the Group considers the loan facilitation service, post origination service and guarantee service as three separate services. Of which, the guarantee service is accounted for in accordance with ASC Topic 460, Guarantees, at fair value. Revenue from the guarantee services is recognized once the Group is released from the underlying risk (see accounting policy for Guarantee Liabilities).While the post-origination service is within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation service and post-origination service are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group's promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the total transaction price to be the service fees chargeable from the borrowers or the institutional funding partners. The Group’s transaction price includes variable consideration in the form of prepayment risk of the borrowers. The Group reflects, in the transaction price the borrower’s prepayment risk and estimates variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the collection percentage of the borrowers. The transaction price is allocated amongst the guarantee service, if any, and the other two performance obligations.

The Group first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation. Then the remaining considerations are allocated to the loan facilitation services and post origination services using their relative standalone selling prices consistent with the guidance in ASC 606. The Group does not have observable standalone selling price information for the loan facilitation services or post origination services because it does not provide loan facilitation services or post origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post-origination services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services and post origination services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers. Revenues from loan facilitation services are recognized at the time a loan is originated between the institutional funding partners and the borrowers and the principal loan balance is transferred to the borrowers, at which time the facilitation service is considered completed. Revenues from post origination services are recognized on a straight-line basis over the term of the underlying loans as the post-origination services are a series of distinct services that are substantially the same and that have the same pattern of transfer to the institutional funding partners.

Revenue recognition for the following items remains the same before and after the adoption of Topic 606:

Incentives

The Group provides incentives to the borrowers by providing coupons which can only be used as a reduction of repayment and ultimately reduced the service fees received by the Group. Because the borrower does not enter into any enforceable commitment by picking up the coupons, no contract arises from the coupons. Therefore the Group records the incentives as a deduction to revenue upon redemption.

Financing income

The Group provides loans through the Consolidated Trusts and Fuzhou Microcredit. The interest rate charged to the borrowers are fixed. The Group recognized revenue under “financing income” the fees and interests charged to the borrowers over the lifetime of the loans using the effective interest method.

Other service fee revenues

Other service fee revenues mainly pertain to the referral service income. The Group provides the referral services to a lending navigation platform operated by a related party, by referring to them the borrowers who have not passed the Group’s credit assessment. Specifically, the Group receives a fixed rate of referral fee from the platform once the borrowers are accepted by the other funding providers on that platform. The revenue is recognized once the referral is completed as confirmed by that platform and recorded as ‘‘other service fee revenues’’. For the period from inception date of July 25, 2016 to December 31, 2016, the years ended December 31, 2017 and 2018, RMB nil , RMB 84,397 and RMB 211,087 other service fee revenues were generated from the referral service, respectively.

Other service fee revenues also include revenue from guarantee liabilities, which were released upon expiry of the underlying loans and late fees from borrowers.

The following table presents the disaggregation of revenue for the period from July 25, 2016 to December 31, 2016, the years ended December 31, 2017 and 2018:

	Period from
	July 25, 2016 to	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Revenue from loan facilitation services	1,618	552,313	3,107,633	451,986
Revenue from post-origination services	40	95,037	757,957	110,240
Financing income	—	50,966	267,844	38,956
Other service fee revenues	—	89,828	313,584	45,609
Total net revenue	1,658	788,144	4,447,018	646,791

Accounts receivable and Contract Assets, net

For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration and an accounts receivable is recorded for the monthly service fees allocated to loan facilitation service that have already been delivered in relation to loans facilitated on the Group's platform when recognizing revenue from loan facilitation service.  For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees, the Group’s right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance. In these instances, the Group records a corresponding contract asset when recognizing revenue from loan facilitation service.

Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 310. The Group established an allowance for uncollectible accounts receivable and contract assets based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific type of customers which is essentially the expected net accumulated loss rates used in determining the fair value of guarantee liabilities. The Group evaluates and adjusts its allowance for uncollectible accounts receivable and contract assets on a quarterly basis or more often as necessary.

Uncollectible accounts receivable and contract assets are written off when the consideration entitled to be received by the Group is due and a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected. Contract assets and accounts receivable are identified as uncollectible when the underlying loan is determined to be not probable that the balance can be collected. The Group will write off contract assets and accounts receivable and the corresponding provisions if the underlying loan is deemed uncollectible.

The Group's accounts receivable as of December 31, 2017 and 2018 are as follows:

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2017	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	339,122	(17,528)	321,594
Accounts receivable from post facilitation service	—	—	—
Total	339,122	(17,528)	321,594

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2018	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	1,849,796	(77,152)	1,772,644
Accounts receivable from post facilitation service	13,546	(4,184)	9,362
Total	1,863,342	(81,336)	1,782,006

No provision or write off of allowance for uncollectible accounts receivables was recorded during the period from July 25 to December 31, 2016, the movement of allowance for uncollectible accounts receivables for the years ended December 31, 2017 and 2018 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2017	provision	year	2017
Accounts receivable from loan facilitation service	—	17,528	—	17,528
Accounts receivable from post facilitation service	—	—	—	—
Total	—	17,528	—	17,528

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2018	provision	year	2018
Accounts receivable from loan facilitation service	17,528	64,895	(5,271)	77,152
Accounts receivable from post facilitation service	—	4,702	(518)	4,184
Total	17,528	69,597	(5,789)	81,336

The Group's contract assets as of December 31, 2017 and 2018 are as follows:

		Allowance for
		uncollectible	Contract assets,
As of December 31, 2017	Contract assets	Contract assets	net
Contract assets from loan facilitation service	5,563	(1,163)	4,400
Contract assets from post facilitation service	3,688	(2,579)	1,109
Total	9,251	(3,742)	5,509

		Allowance for
		uncollectible	Contract assets,
As of December 31, 2018	Contract assets	Contract assets	net
Contract assets from loan facilitation service	7,634	(758)	6,876
Contract assets from post facilitation service	3,284	(421)	2,863
Total	10,918	(1,179)	9,739

The movement of allowance for uncollectible contract assets for the period from July 25 to December 31, 2016, the years ended December 31, 2017 and 2018 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	July 25,	year net	the current	December 31,
	2016	provision	year	2016
Contract assets from loan facilitation service	—	106	—	106
Contract assets from post facilitation service	—	2	—	2
Total	—	108	—	108

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2017	provision	year	2017
Contract assets from loan facilitation service	106	1,075	(18)	1,163
Contract assets from post facilitation service	2	2,577	—	2,579
Total	108	3,652	(18)	3,742

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 31,	year net	the current	December 31,
	2018	provision	year	2018
Contract assets from loan facilitation service	1,163	1,053	(1,458)	758
Contract assets from post facilitation service	2,579	918	(3,076)	421
Total	3,742	1,971	(4,534)	1,179

The Group did not recognize any contract liabilities during the periods presented. The amount of the transaction price allocated to performance obligations that are unsatisfied as of December 31, 2017 and 2018 are RMB 160,379 and RMB 774,452, respectively, all of which pertain to post-origination service. As the payment terms of the loans facilitated by the Group are all within one year, any unsatisfied performance obligation as of year end will be satisfied in the next year.

The Group used practical expedient in applying full retrospective method on completed contracts in transiting to ASC 606. For completed contracts that have variable consideration, the Group used the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

The Group determines that acquisition cost paid for funding partners based on the amount of investment represents costs to obtain a contract qualifying for capitalization since these payments are directly related to sales achieved during a period. Such cost was not material during the periods presented.

Revenue recognized for the period from July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated prepayment rate was immaterial.

The Group is subject to Value-added Tax and other surcharges including education surtax and urban maintenance and construction tax, on the services provided in the PRC. The Group has made an accounting policy election to exclude from the measurement of the transaction price all taxes assessed by the governmental authority. Such taxes excluded from revenues are RMB 136, RMB 61,744 and RMB 379,762, respectively, for the period from July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018.

Cash and cash equivalents and Restricted cash

Cash and cash equivalents

Cash and cash equivalents mainly consist of funds in banks, which are highly liquid and are unrestricted as to withdrawal or use.

Restricted cash

Restricted cash represents:

(i)Deposit to funding banks which is used to secure timely loan repayment. As of December 31, 2017 and 2018, the amount of restricted cash related to deposit to the funding banks is RMB 391,748 and RMB 561,652, respectively.

(ii)Cash held by the trusts and assets management plans through segregated bank accounts which can only be used to invest in loans or other securities as stipulated in the trust agreement. The trusts have a maximum operating period of two years. The cash in the trusts is not available to fund the general liquidity needs of the Group.

Funds receivable from third party payment service providers

Funds receivable from third party payment service providers

The Group opened accounts with third party online payment service providers to collect and transfer the loan funds and interest to funding partners or borrowers. The Group also uses such accounts to collect the transaction fee and service fee, and repay and collect the default loan principal and interest. The balance of funds receivable from third party payment service providers mainly includes

(a)	Funds provided by Fuzhou Microcredit but not yet transferred to the borrowers by third party payment service providers due to the settlement time lag;
(b)	Repayment of loan principal and interest amounts received from the borrowers but not yet transferred to the investors by third party payment service providers due to the settlement time lag and
(c)	Accumulated amounts of transaction fee, service fee received, payment and collection of default loan and interest at the balance sheet date.

Fair value

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, security deposits, accounts receivable and contract assets,financial assets receivable, funds receivable from third party payment service providers, loans receivable, payable to investors of the consolidated trusts, and amounts due from/to related parties are recorded at cost which approximates their fair value due to the short‑term nature of these instruments.

The Group does not have any assets or liabilities that are recorded at fair value subsequent to initial recognition on a recurring or non‑recurring basis during the periods presented.

Loans receivable

Loans receivable

Loans receivable represents loans facilitated through the consolidated trusts and Fuzhou Microcredit. Loans receivable are recorded as receivable, reduced by a valuation allowance estimated as of the balance sheet date.

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date. The allowance is provided based on an assessment performed on a portfolio basis. All loans are assessed collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio.

The Group charges off loans receivable as a reduction to the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.

Property and equipment, net

Property and equipment, net

Furniture and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight‑line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment	5 years
Furniture and office equipment	5 years

Gains and losses from the disposal of furniture and equipment are recognized in the combined and consolidated statements of operations.

Guarantee liabilities

Guarantee liabilities

For the loans facilitated through the loan facilitation business, the Group provides a guarantee service to its funding partners whereas in the event of default, the institutional funding partners are entitled to receive unpaid interest and principal from the Group. In general, any unpaid interest and principal are paid when the borrower does not repay as scheduled. For accounting purposes, at loan inception, the Group recognizes a stand‑ready liability representing the fair value of guarantee liability in accordance with ASC Topic 460.

From February 2018, to follow the recent regulation change, particularly the Circular 141 which came into effect in December 2017, the Group began to involve third-party guarantee companies to provide guarantee for new loans facilitated for certain funding partners. These licensed guarantee companies initially reimburses the loan principal and interest to the institutional funding partners upon borrower’s default. Although the Group does not have direct contractual obligation to the institutional funding partners for defaulted principal and interest, the Group provides back to back guarantee to the licensed guarantee companies. As agreed in the back to back guarantee contract, the Group would pay the licensed guarantee companies for actual losses incurred based on defaulted principal and interest. Given that the Group effectively takes on all of the credit risk of the borrowers, the Group recognizes a stand ready obligation for its guarantee exposure in accordance with ASC Topic 460. For a small portion of loans newly facilitated during the year of 2018, the Group does not provide guarantees and does not record any guarantee liabilities associated with those loans.

At the inception of each loan, the Group recognizes the guarantee liability at fair value in accordance with ASC 460‑10, which incorporates the expectation of potential future payments under the guarantee and takes into both non‑contingent and contingent aspects of the guarantee. Subsequent to the loan’s inception, the guarantee liability is composed of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Group is released from the underlying risk, i.e. as the loan is repaid by the borrower or when the investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. When the Group is released from the stand ready liability upon expiration of the underlying loan, the Group records a corresponding amount as “Other revenue” in the combined and consolidated statement of comprehensive income. For the years ended December 31, 2017 and 2018, revenues recognized related to releasing of guarantee liabilities are immaterial. The other component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand‑ready liability, measured using the guidance in ASC Topic 450. The ASC Topic 450 contingent component is determined on a collective basis and loans with similar risk characteristics are pooled into cohorts for purposes of measuring incurred losses. The ASC 450 contingent component is recognized as part of operating expenses in the combined and consolidated statement of comprehensive income. At all times the recognized liability (including the stand ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio.

The movement of guarantee liabilities during 2017 and 2018 is as follows:

RMB
As of January 1, 2017	5,768
Provision at the inception of new loans	452,182
Net payout (1)	(156,677)
Release on expiration	(331)
As of December 31, 2017	300,942
As of January 1, 2018	300,942
Provision at the inception of new loans	2,059,392
Net payout(1)	(935,991)
Release on expiration	(25,169)
As of December 31, 2018	1,399,174
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

As of December 31, 2017 and 2018, the contractual amounts of the outstanding loans subject to guarantee by the Group is estimated to be RMB 10,844,693 and RMB 40,770,719 respectively. The approximate term of guarantee compensation service ranged from 1 month to 12 months, as of both December 31, 2017 and 2018. As of December 31, 2017 and 2018, the contractual amounts of the outstanding loans not subject to guarantee by the Group were estimated to be RMB 160,183 and RMB 960,839.

Financial assets receivable

Financial assets receivable

Financial assets receivable is recognized at loan inception which is equal to the stand‑ready liability recorded at fair value in accordance with ASC 460‑10-30-2(b) and considers what premium would be required by the Group to issue the same guarantee service in a standalone arm’s‑length transaction.

The fair value recognized at loan inception is estimated using a discounted cash flow model based on the expected net payouts by incorporating a markup margin. The Group estimates its expected net payouts according to the product mix, default rates, loan terms and discount rate. The financial assets receivable is accounted for as a financial asset, and reduced upon the receipt of the service fee payment from the borrowers. At each reporting date, the Group estimates the future cash flows and assesses whether there is any indicator of impairment. If the carrying amounts of the financial assets receivable exceed the expected cash to be received, an impairment loss is recorded for the financial assets receivable not recoverable and is recorded in the combined and consolidated income statement. Impairment losses of RMB nil, RMB 16,273 and RMB 48,072 were recorded in the combined and consolidated statements of operations during the period from July 25, 2016 to December 31, 2016 and the years ended December 31, 2017 and 2018.

The Group's financial assets receivable as of December 31, 2017 and 2018 are as follows:

	December 31,	December 31,
	2017	2018
	RMB	RMB
Financial assets receivable	286,380	1,250,277
Allowance for uncollectible receivables	(16,258)	(56,656)
Financial assets receivable, net	270,122	1,193,621

The movement of financial assets receivable for the period from July 25, 2016 to December 31, 2016 and the years ended December 31, 2017 and 2018 is as follows:

	Period from
	July 25, 2016 to	Year ended,	Year ended,
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Balance at beginning of year	—	5,160	286,380
Addition in the current year	5,768	452,182	1,881,072
Collection in the current year	(608)	(170,947)	(909,501)
Write-off	—	(15)	(7,674)
Balance at end of year	5,160	286,380	1,250,277

The movement of allowance for uncollectible receivables for the period from July 25, 2016 to December 31, 2016 and the years ended December 31, 2017 and 2018 is as follows:

	Period from
	July 25, 2016 to	Year ended,	Year ended,
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Balance at beginning of year	—	—	16,258
Current year net provision	—	16,273	48,072
Write-off	—	(15)	(7,674)
Balance at end of year	—	16,258	56,656

Origination and servicing expense

Origination and servicing expense

Origination and servicing expense represents cost of services which consists primarily of variable expenses and vendor costs, and costs related to risk management, credit assessment, borrower and system support, payment processing services and third-party collection agencies with facilitating and servicing loans.

Origination expense includes expense related to the Group's borrower referral program under which the Group provides cash incentives to existing borrowers who have successfully referred a new borrower/borrowers to the Group. Such cash reward is offered when the new borrower makes a drawdown. As the cash reward is directly associated with the new borrower acquisition, the Group accounted for it as origination expense to facilitate the loans. The Group recorded RMB nil, RMB 2.5 million and RMB 12.5 million of cash reward for the period from the inception date of July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, respectively.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses primarily consist of variable marketing and promotional expenses and general brand and awareness building, including fees paid to channel partners for directing user traffic to the Group. Salaries and benefits expenses related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team are also included in the sales and marketing expenses. For the period from July 25 to December 31, 2016, and the years ended December 31, 2017 and 2018, the advertising expenses were RMB 1,031, RMB 341,768 and RMB 1,254,315, respectively.

Government grant

Government grant

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received. The government grants received by the Group is RMB nil, RMB 26 and RMB 7,695 for the period from the July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, respectively.

Income taxes

Income taxes

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expenses which are not assessable or deductible for income tax purposes, in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two‑step approach for the tax position measurement and financial statement recognition. Under the two‑step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its combined and consolidated balance sheet and under other expenses in its combined and consolidated statement of comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2017 and 2018.

Value added taxes ("VAT")

Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 6%, depending on whether the entity is a general taxpayer or small‑scale taxpayer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other liabilities on the face of balance sheet.

Certain risks and concentrations

Certain risks and concentrations

As of December 31, 2017 and 2018, substantially all of the Group's cash and cash equivalents as well as restricted cash were held in major financial institutions located in the PRC, which management considers to be of high credit quality.

Three major funding institutions of the Group funded loans which individually generated greater than 10% of total revenues for the years ended December 31, 2017 and 2018.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as stock options, are measured based on the grant date fair value of the awards, with the resulting expense generally recognized on a straight-line basis in the unaudited condensed combined and consolidated statements of operations over the period during which the employee is required to perform service in exchange for the award.

The Group has adopted ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which among other items, provides an accounting policy election to account for forfeitures as they occur, rather than to account for them based on an estimate of expected forfeitures. The Group has elected to account for forfeitures as they occur and applied it retrospectively.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The Group’s operations are conducted through the companies located in the PRC where the local currency is the functional currency.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

The combined and consolidated financial statements of the Group are translated from the functional currency into reporting currency. Assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated at the appropriate historical rates. Revenues, expenses, gains and losses are translated using the periodic average exchange rates. The resulting foreign currency translation adjustment are recorded in other comprehensive income (loss).

Convenience translation

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the combined balance sheets, and the related combined statements of operations, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 28, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 28, 2018, or at any other rate.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Group in the PRC participate in a government mandated multi employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB 1,999, RMB 13,862 and RMB 36,365 for the period from the inception date of July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, respectively.

(Loss) Income per share

(Loss) Income per share

Basic (loss) income per ordinary share is computed by dividing net loss attributable to the ordinary shareholders by the weighted average number of ordinary shares outstanding during the period assuming the ordinary shares were issued and outstanding from the earliest period presented.

The Company's convertible redeemable preferred shares are participating securities as the convertible redeemable preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Company uses the two-class method of computing earnings per share. For year ended December 31, 2018, two-class method was not applicable as the Group had a net loss attributable to ordinary shareholders due to the deemed dividend recognized (refer to note 9) while the convertible redeemable preferred shares do not have contractual obligations to share in the losses of the Group.

Diluted (loss) income per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Group had convertible redeemable preferred shares and share options, which could potentially dilute basic earnings per share in the future. Diluted (loss) income per share is computed using the two-class method or the as-if converted method, whichever is more dilutive.

Segment reporting

Segment reporting

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (''CODM'') for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the combined and consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

The Group’s long‑lived assets are all located in the PRC and all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight line rent expense to be recorded over the lease term.

Recent accounting pronouncements

Recent accounting pronouncements

Under the Jumpstart Our Business Startups Act of 2012, as amended (''the JOBS Act''), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently Adopted Accounting Guidance

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)". Under the standard, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

The Group elected to adopt the standard in 2018, using the full retrospective method, and restated the accompanying financial statements for all prior periods since July 25, 2016 to reflect the adoption. The Group has not made any change to the underlying contract terms with the borrower and the financial institutions in conjunction with its adoption of ASC 606. The cumulative adjustment primarily arises from the timing of revenue recognition for service fees collected in monthly installments related to loan products being recognized earlier under the standard. Under Topic 605, the transaction fees collected in monthly installments are considered contingent upon the borrowers’ payment and post-origination services which are delivered each month, and therefore are not recognizable as revenue until the contingency is resolved (i.e., upon receipt of the monthly installment and delivery of monthly post-origination services). Upon adoption of the ASU, facilitation revenue is recognized upon the successful facilitation of the loans provided on the platform using the total consideration estimated to be received and allocated to the different performance obligations based upon their relative fair value.

Impacts to Previously Reported Results

Adoption of the standards related to revenue recognition impacted previously reported results as follows:

Period from July 25, 2016 to December 31, 2016

		New revenue
	As previously	standard
	reported	adjustment	As restated
	RMB	RMB	RMB
Statement of comprehensive income
Revenue from loan facilitation services	42	1,576	1,618
Revenue from post-origination services	18	22	40
Net revenue	60	1,598	1,658
Provision for accounts receivable and contract assets	—	(108)	(108)
Income tax benefit (expense)	8,297	(373)	7,924
Net income (loss)	(21,833)	1,117	(20,716)
Comprehensive income (loss)	(21,833)	1,117	(20,716)
Net income (loss) per share-Basic	(0.11)	0.01	(0.10)
Net income (loss) per share-Diluted	(0.11)	0.01	(0.10)

Year ended December 31, 2017

		New revenue
	As previously	standard
	reported	adjustment	As restated
	RMB	RMB	RMB
Statement of comprehensive income
Revenue from loan facilitation services	117,780	434,533	552,313
Revenue from post-origination services	50,478	44,559	95,037
Net revenue	309,052	479,092	788,144
Provision for financial assets receivable	—	(16,273)	(16,273)
Provision for accounts receivable and contract assets	—	(21,180)	(21,180)

Income tax benefit (expense)	62,232	(110,410)	(48,178)
Net (loss) income	(166,365)	331,230	164,865
Comprehensive (loss) income	(166,365)	331,230	164,865
Net income (loss) per share-Basic	(0.84)	1.67	0.83
Net income (loss) per share-Diluted	(0.84)	1.67	0.83

As of December 31, 2017

		New revenue
	As previously	standard
	reported	adjustment	As restated
	RMB	RMB	RMB
Balance sheets
Accounts receivable and contract assets, net	—	327,103	327,103
Financial assets receivable, net	140,356	129,766	270,122
Deferred tax assets	186,319	(110,783)	75,536
Other tax payable	17,590	13,739	31,329
Accumulated (deficit)/Retained earnings	(188,198)	332,347	144,149

Adoption of the standard had no impact to cash flows from or used in operating, financing, or investing activities on the combined and consolidated cash flow statements

Recent Accounting Guidance Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including final periods within those fiscal years. For all other entities, guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, the FASB issued ASU No. 2018-10 Codification Improvements to Topic 842, Leases and ASU No. 2018-11, Leases (Topic 842), Targeted Improvements. ASU No. 2018-10 affects narrow aspects of the guidance issued in the amendments in Update 2016-02 and ASU No. 2018-11 allows for an additional optional transition method where comparative periods presented in the financial statements in the period of adoption will not be restated and instead, companies will recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Group will adopt the new lease requirement on January 1, 2020 utilizing this additional optional transition method. The Group is in the process of evaluating the impact of adoption of this guidance on its combined and consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2019, including final periods within those fiscal years. For all other public business entities, the guidance is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early application of the pending content that links to this paragraph is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. In November 2018, the FASB issued ASC No. 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which mitigate transition complexity by requiring that for nonpublic business entities the amendments in Update 2016-13 are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years, and clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The Group is in the process of evaluating the impact of adoption of this guidance on its combined and consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Payments. The primary purpose of the ASU is to reduce the diversity in practice that has resulted from the lack of consistent principles on this topic. For public business entities, the guidance in the ASU is effective for fiscal years beginning after December 15, 2017, including final periods within those fiscal years. For all other entities, the guidance in the ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities. Entities must apply the guidance retrospectively to all periods presented but may apply it prospectively from the earliest date practicable if retrospective application would be impracticable. The Group does not expect the adoption of this guidance will have a significant impact on its combined and consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements by removing, modifying, or adding certain disclosures. The ASU eliminates such disclosures as the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and valuation processes for Level 3 fair value measurements. The ASU adds new disclosure requirements for Level 3 measurements. The new guidance is effective January 1, 2020 and permits early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. The Group is evaluating the impact this ASU will have on its disclosures.